                         SIMPSON THACHER & BARTLETT LLP

                              425 LEXINGTON AVENUE
                            NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000

                                    ---------

                            FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
212-455-2812                                                  RFENYES@STBLAW.COM

                                                     August 26, 2004

                          Re:  Nalco Holding Company
                               Registration Statement on Form S-1
                               ----------------------------------

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington D.C. 20549

Ladies and Gentlemen:

     On behalf of Nalco Holding Company, a Delaware corporation (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation
S-T of the Securities Act of 1933, as amended, a Registration Statement on Form
S-1 relating to the Company's proposed offering of its common stock.

     The filing fee in the amount of $101,360 was deposited by wire transfer of same-day funds to the Securities and Exchange Commission's account on
August 24, 2004.

     Please note that the disclosure in the Company's Registration Statement on Form S-1 is based on disclosure contained in the Registration Statement on
Form S-4 of Nalco Company and the guarantor registrants (File No. 333-115560)
(the "S-4"), which was declared effective by the Securities and Exchange
Commission (the "SEC") on August 12, 2004. We note that the S-4 was reviewed primarily by Pamela Long, Amanda Gordon, Marie Trimeloni and Al Pavot of the
SEC's staff.

     Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-2812; fax: 212-455-2502).

                                                     Very truly yours,

                                                     /s/ Richard Fenyes

                                                     Richard Fenyes